FAIR VALUE OF FINANCIAL INSTRUMENTS - Reconciliation of the Convertible Preferred Share Warrant Liabilities (Details) - Convertible preferred share warrant liability - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 2,960	$ 1,755	$ 1,755	$ 1,349
Change in fair value	6,976	114	1,205	406
Ending balance	$ 0	$ 1,869	$ 2,960	$ 1,755